ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Feb. 29, 2016
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
Schedule of Accounts Payable and Accrued Liabilities

        Accounts payable and accrued liabilities are apportioned as follows:

	February 29, 2016	February 28, 2015
Trade payables	11,858	23,474
Accrued liabilities	5,830	9,394
Termination fee	3,337	4,227
Payroll related accruals	1,257	2,076
Warranty accrual	651	335
Income taxes payable	555	657
Capital lease obligation	69	514

Total accounts payable and accrued liabilities	23,557	40,677

Changes in the Warranty Liability

        The following table details the changes in the warranty accrual for the respective periods:

	February 29, 2016	February 28, 2015
Balance at the beginning of the period	678	619
Accruals	2,057	1,031
Utilization	(1,809)	(972)

Ending Balance	926	678

Short term Portion	651	335
Long term Portion	275	343